oMS STKSAI A

                         SUPPLEMENT DATED AUGUST 3, 1998
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF

                     FRANKLIN MUTUAL SERIES FUND INC. - CLASS Z
                                DATED MAY 1, 1998

 The  Statement of Additional  Information  is amended to delete in its entirety
 the  section   "Nonfundamental   Policies"   found  under   "Restrictions   and
 Limitations."